UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47202-1729
(Address of principal executive offices) (Zip code)

Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47202-1729
(Name and address of agent for service)

Registrant's telephone number, including area code: (812) 376-9444

Date of fiscal year end: September 30, 2005

Date of reporting period:  June 30, 2005

Item 1. Proxy Voting Record.

Vote Summary Report
Jul 01, 2004 - Jun 30, 2005

KIRR MARBACH PARTNERS VALUE FUND

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

05/17/05 - A	ADESA INC *KAR*		00686U104		03/18/05		27,300
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Wynn V. Bussmann --- Withhold
	1.2	Elect Director Thomas L. Cunningham --- Withhold
	1.3	Elect Director Donald C. Wegmiller --- For
	2	Ratify Auditors	For	Against			Mgmt

10/28/04 - A	Affiliated Computer Services, Inc. *ACS*		008190100		09/17/04		13,900
	1	Elect Directors	For	For			Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

03/01/05 - A	Agilent Technologies Inc. *A*		00846U101		01/03/05		38,329
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Executive Incentive Bonus Plan	For	For			Mgmt

05/11/05 - A/S	Algoma Steel Inc. *AGA*		01566M204		03/18/05		29,050
	1	Establish Range for Board Size (3 to 12 Directors)	For	For			Mgmt
	2	Elect Steven Bowsher, Alex Davidson, Benjamin Duster, John Kallio, Marie Kelly, Patrick Lavelle, James Lawson, Charles Masson, Murray Nott, Francis Petro and Denis Turcotte as Directors	For	Abstain			Mgmt
	3	Ratify KPMG LLP as Auditors	For	For			Mgmt
	4	Approve Shareholder Rights Plan (Poison Pill)	For	Against			Mgmt

05/10/05 - A	Allete Inc. *ALE*		018522300		03/11/05		18,425
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt

04/21/05 - A	ALLTEL Corp. *AT*		020039103		02/24/05		15,450
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/01/05 - A	American Financial Realty Trust *AFR*		02607P305		04/01/05		58,190
	1	Elect Directors	For	For			Mgmt

04/20/05 - A	Apria Healthcare Group, Inc. *AHG*		037933108		03/11/05		25,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

11/09/04 - A	Automatic Data Processing, Inc. *ADP*		053015103		09/10/04		14,700
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/11/05 - A	AutoNation, Inc. *AN*		05329W102		03/25/05		38,618
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Mike Jackson --- For
	1.2	Elect Director Robert J. Brown --- For
	1.3	Elect Director J.P. Bryan --- For
	1.4	Elect Director Rick L. Burdick --- Withhold
	1.5	Elect Director William C. Crowley --- For
	1.6	Elect Director Edward S. Lampert --- For
	1.7	Elect Director Irene B. Rosenfeld --- For
	2	Ratify Auditors	For	For			Mgmt

07/20/04 - A	Avx Corp. *AVX*		002444107		06/30/04		55,548
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Joseph Stach --- For
	1.2	Elect Director Kazuo Inamori --- Withhold
	1.3	Elect Director Kensuke I' OH --- Withhold
	1.4	Elect Director Benedict P. Rosen --- Withhold
	1.5	Elect Director Richard Treggler --- For
	2	Approve Stock Option Plan	For	For			Mgmt
	3	Approve Non-Employee Director Stock Option Plan	For	For			Mgmt
	4	Approve Executive Incentive Bonus Plan	For	For			Mgmt

05/03/05 - A	Baxter International Inc. *BAX*		071813109		03/04/05		13,250
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Restore or Provide for Cumulative Voting	Against	For			ShrHoldr
	4	Prohibit Auditor from Providing Non-Audit Services	Against	Against			ShrHoldr
	5	Declassify the Board of Directors	None	For			ShrHoldr

08/03/04 - A	BearingPoint, Inc. *BE*		074002106		06/07/04		47,900
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

07/20/04 - A	Blockbuster, Inc. *BBI*		093679108		06/15/04		36,600
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Michael D. Fricklas --- Withhold
	1.2	Elect Director John L. Meufling --- For
	1.3	Elect Director Sumner M. Redstone --- Withhold
	2	Amend Articles/Bylaws/Charter-Non-Routine	For	Against			Mgmt
	3	Amend Omnibus Stock Plan	For	Against			Mgmt
	4	Approve Omnibus Stock Plan	For	Against			Mgmt
	5	Amend Executive Incentive Bonus Plan	For	For			Mgmt
	6	Amend Non-Employee Director Stock Option Plan	For	For			Mgmt
	7	Amend Chairman's Award Plan	For	For			Mgmt
	8	Ratify Auditors	For	For			Mgmt

05/05/05 - A/S	CANADIAN PACIFIC RAILWAY LTD (formerly Canadian Pacific Ltd. *CP.*		13645T100		03/11/05		24,800
	1	Elect Directors	For	For			Mgmt
	2	Ratify PricewaterhouseCoopers LLP as Auditors	For	For			Mgmt
	3	Approve Shareholder Rights Plan (Poison Pill)	For	For			Mgmt

04/13/05 - A	Carnival Corp. *CCL*		143658300		02/14/05		11,850
Meeting for Holders of ADR's
	1	Elect Directors	For	For			Mgmt
	2	TO APPROVE THE AMENDED AND RESTATED CARNIVAL CORPORATION 2001 OUTSIDE DIRECTOR STOCK PLAN.	For	For			Mgmt
	3	TO APPROVE THE CARNIVAL PLC 2005 EMPLOYEE SHARE PLAN.	For	For			Mgmt
	4	TO APPROVE THE CARNIVAL PLC 2005 EMPLOYEE STOCK PURCHASE PLAN.	For	For			Mgmt
	5	Ratify Auditors	For	For			Mgmt
	6	TO AUTHORIZE THE AUDIT COMMITTEE OF CARNIVAL PLC TO AGREE THE REMUNERATION OF THE INDEPENDENT AUDITORS.	For	For			Mgmt
	7	TO RECEIVE THE ACCOUNTS AND REPORTS FOR CARNIVAL PLC FOR THE FINANCIAL YEAR ENDED NOVEMBER 30, 2004.	For	For			Mgmt
	8	TO APPROVE THE DIRECTORS REMUNERATION REPORT OF CARNIVAL PLC.	For	For			Mgmt
	9	TO APPROVE LIMITS ON THE AUTHORITY TO ALLOT SHARES BY CARNIVAL PLC.	For	For			Mgmt
	10	TO APPROVE THE DISAPPLICATION OF PRE-EMPTION RIGHTS FOR CARNIVAL PLC.	For	For			Mgmt
	11	TO APPROVE A GENERAL AUTHORITY FOR CARNIVAL PLC TO BUY BACK CARNIVAL PLC ORDINARY SHARES IN THE OPEN MARKET.	For	For			Mgmt

04/27/05 - A	CIGNA Corp. *CI*		125509109		02/28/05		10,100
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt

05/11/05 - A	CIT Group Inc *CIT*		125581108		03/25/05		31,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Jeffrey M. Peek --- For
	1.2	Elect Director Gary C. Butler --- Withhold
	1.3	Elect Director William A. Farlinger --- For
	1.4	Elect Director William M. Freeman --- For
	1.5	Elect Director Hon. Thomas H. Kean --- For
	1.6	Elect Director Marianne Miller Parrs --- For
	1.7	Elect Director Timothy M. Ring --- For
	1.8	Elect Director John R. Ryan --- For
	1.9	Elect Director Peter J. Tobin --- For
	1.10	Elect Director Lois M. Van Deusen --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Other Business	For	Against			Mgmt

05/26/05 - A	Citizens Communications Co. *CZN*		17453B101		03/28/05		74,800
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Other Business	For	Against			Mgmt

06/13/05 - A	Crescent Real Estate Equities Company *CEI*		225756105		04/28/05		49,940
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/21/05 - A	Dillard's, Inc. *DDS*		254067101		03/31/05		37,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Restricted Stock Plan	For	Against			Mgmt
	4	Approve Nonqualified Employee Stock Purchase Plan	For	For			Mgmt
	5	Approve Non-Employee Director Restricted Stock Plan	For	Against			Mgmt
	6	ILO Standards	Against	Against			ShrHoldr

06/16/05 - A	Dollar Tree Stores, Inc. *DLTR*		256747106		04/22/05		23,800
	1	Fix Number of Directors	For	For			Mgmt
	2	Elect Directors	For	For			Mgmt
	3	Approve Qualified Employee Stock Purchase Plan	For	For			Mgmt

06/16/05 - A	Emcor Group, Inc. *EME*		29084Q100		04/20/05		18,100
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Approve Outside Director Stock Awards in Lieu of Cash	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

06/13/05 - S	Emmis Communications Corp. *EMMS*		291525103		05/25/05		36,650
	1	Approve/Amend Conversion of Securities	For	For			Mgmt

09/08/04 - A	H&R Block, Inc. *HRB*		093671105		06/30/04		16,000
	1	Elect Directors	For	For			Mgmt
	2	Increase Authorized Common Stock	For	For			Mgmt
	3	Amend Non-Employee Director Stock Option Plan	For	For			Mgmt
	4	Amend Stock Option Plan	For	For			Mgmt
	5	Ratify Auditors	For	For			Mgmt

05/04/05 - A	Hearst-Argyle Television, Inc. *HTV*		422317107		03/21/05		29,625
	1	Elect Director David Pulver	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Other Business	For	Against			Mgmt

05/26/05 - A	Hilton Hotels Corp. *HLT*		432848109		03/28/05		55,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Submit Severance Agreement (Change-in-Control) to Shareholder Vote	Against	For			ShrHoldr
	4	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr

06/23/05 - A	Honda Motor Co. Ltd.		438128308		03/30/05		24,550
Meeting for Holders of ADR's
	1	APPROVAL OF PROPOSAL FOR APPROPRIATION OF RETAINED EARNINGS FOR THE 81ST FISCAL YEAR.	For	For			Mgmt
	2	PARTIAL AMENDMENTS TO THE ARTICLES OF INCORPORATION	For	For			Mgmt
	3	Elect Directors	For	For			Mgmt
	4	ELECTION OF ONE (1) CORPORATE AUDITOR.	For	For			Mgmt
	5	ELECTION OF INDEPENDENT AUDITOR.	For	For			Mgmt
	6	REVISION OF AMOUNT OF REMUNERATION PAYABLE TO DIRECTORS.	For	For			Mgmt
	7	PAYMENT OF BONUS TO DIRECTORS AND CORPORATE AUDITORS FOR THE 81ST FISCAL YEAR.	For	For			Mgmt
	8	PRESENTATION OF RETIREMENT ALLOWANCE TO RETIRING DIRECTORS FOR THEIR RESPECTIVE SERVICES.	For	For			Mgmt

05/09/05 - A	Hospira Inc *HSP*		441060100		03/11/05		24,107
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

05/11/05 - A	Intersil Corporation *ISIL*		46069S109		03/18/05		27,629
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Amend Articles of Incorporation	For	For			Mgmt

05/10/05 - A	Janus Capital Group Inc. *JNS*		47102X105		03/16/05		47,950
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt

06/08/05 - A	Liberty Media Corp. *L*		530718105		04/26/05		112,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

01/26/05 - A	MITCHELLS & BUTLERS PLC		60668M207		12/20/04		79,800
	1	TO RECEIVE THE COMPANY S FINANCIAL STATEMENTS FOR THE YEAR ENDED 25 SEPTEMBER 2004, TOGETHER WITH THE REPORTS OF THE DIRECTORS AND AUDITORS.	For				Mgmt
	2	TO APPROVE THE REMUNERATION REPORT FOR THE YEAR ENDED 25 SEPTEMBER 2004.	For				Mgmt
	3	TO DECLARE A FINAL DIVIDEND ON THE ORDINARY SHARES.	For				Mgmt
	4	TO REAPPOINT (A) MIKE BRAMLEY, (B) ROGER CARR, (C) DRUMMOND HALL AS DIRECTORS OF THE COMPANY.	For				Mgmt
	5	Ratify Auditors	For				Mgmt
	6	TO AUTHORISE THE AUDIT COMMITTEE OF THE BOARD TO AGREE THE AUDITORS REMUNERATION.	For				Mgmt
	7	ALLOTMENT OF SHARES.	For				Mgmt
	8	DISAPPLICATION OF PRE-EMPTION RIGHTS.	For				Mgmt
	9	AUTHORITY TO PURCHASE OWN SHARES.	For				Mgmt
	10	SHORT TERM DEFERRED INCENTIVE PLAN RULES.	For				Mgmt
	11	POLITICAL DONATIONS.	For				Mgmt
Not voted per client instruction.

05/10/05 - A	MoneyGram International, Inc. *MGI*		60935Y109		03/17/05		27,600
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/20/05 - A	MONTPELIER RE HOLDINGS LTD		G62185106		03/31/05		21,675
Meeting for Holders of ADR's
	1	Elect Directors	For	For			Mgmt
2
TO APPOINT PRICEWATERHOUSECOOPERS OF HAMILTON, BERMUDA AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005 AND TO AUTHORIZE THE COMPANY S BOARD, ACTING BY THE COMPANY S AUDIT COMMITTEE, TO SET THEIR REMUNERATION.
			For	For			Mgmt

04/27/05 - A	Newalliance Bancshares, Inc. *NAL*		650203102		03/04/05		59,360
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

06/02/05 - A	QUANTA CAPITAL HOLDINGS LTD *QNTA*		G7313F106		04/25/05		44,240
Meeting for Holders of ADRs
	1	Elect Directors	For	For			Mgmt
	2	PLAN AMENDMENT TO INCREASE THE NUMBER OF COMMON SHARES AVAILABLE UNDER THE 2003 LONG TERM INCENTIVE PLAN	For	For			Mgmt
	3	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP TO ACT AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.	For	For			Mgmt

05/12/05 - A	Sinclair Broadcast Group, Inc. *SBGI*		829226109		03/17/05		48,600
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director David D. Smith --- Withhold
	1.2	Elect Director Frederick G. Smith --- Withhold
	1.3	Elect Director J. Duncan Smith --- Withhold
	1.4	Elect Director Robert E. Smith --- Withhold
	1.5	Elect Director Basil A. Thomas --- Withhold
	1.6	Elect Director Lawrence E. McCanna --- For
	1.7	Elect Director Daniel C. Keith --- For
	1.8	Elect Director Martin R. Leader --- For
	2	Ratify Auditors	For	For			Mgmt

04/21/05 - A	Sovereign Bancorp, Inc. *SOV*		845905108		03/01/05		32,800
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

04/11/05 - S	Telephone and Data Systems, Inc. *TDS*		879433100		02/28/05		9,600
	1	Increase Authorized Common Stock	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	Against			Mgmt
	3	Amend Qualified Employee Stock Purchase Plan	For	For			Mgmt
	4	Amend Outside Director Stock in Lieu of Cash	For	For			Mgmt

05/05/05 - A	Telephone and Data Systems, Inc. *TDS*		879433100		03/24/05		9,600
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

04/25/05 - A	The Lubrizol Corp. *LZ*		549271104		03/04/05		22,325
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

04/15/05 - A	Tortoise Energy Infrastructure Corp.		89147L100		03/07/05		10,862
	1	Elect Directors	For	For			Mgmt
	2	Issue Shares at a Discount to Net Asset Value	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/24/05 - A	Triad Hospitals, Inc. *TRI*		89579K109		04/08/05		18,473
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Amend Qualified Employee Stock Purchase Plan	For	For			Mgmt

05/12/05 - A	UnumProvident Corporation *UNM*		91529Y106		03/14/05		46,800
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Require a Majority Vote for the Election of Directors	None	For			ShrHoldr
	5	Establish Board of Directors to Enable Direct Communication on Corporate Governance Matters	Against	Against			ShrHoldr

04/28/05 - S	Vivendi Universal SA (Formerly Vivendi)		92851S204		03/22/05		31,160
Meeting for Holders of ADR's
	1	APPROVAL OF THE STATUTORY REPORTS AND STATUTORY FINANCIAL STATEMENTS FOR FISCAL YEAR 2004.	For	For			Mgmt
	2	APPROVAL OF THE REPORTS AND CONSOLIDATED FINANCIAL STATEMENTS FOR FISCAL YEAR 2004.	For	For			Mgmt
	3	APPROVAL OF THE AGREEMENTS COVERED BY THE STATUTORY AUDITORS SPECIAL REPORT.	For	For			Mgmt
	4	ALLOCATION OF NET INCOME AND DETERMINATION OF THE DIVIDEND FOR FISCAL YEAR 2004.	For	For			Mgmt
	5	DETERMINATION OF THE AMOUNT OF THE SUPERVISORY BOARD MEMBERS FEES.	For	For			Mgmt
	6	RENEWAL OF SALUSTRO REYDEL AS STATUTORY AUDITORS.	For	For			Mgmt
	7	APPOINTMENT OF MR. JEAN-CLAUDE REYDEL AS ALTERNATE STATUTORY AUDITOR.	For	For			Mgmt
	8	AUTHORIZATION FOR THE COMPANY TO PURCHASE ITS OWN SHARES.	For	For			Mgmt
	9	AUTHORIZATION FOR PERFORMANCE OF LEGAL FORMALITIES.	For	For			Mgmt
	10	TRANSFORMATION OF THE COMPANY S STRUCTURE TO A STRUCTURE WITH A MANAGEMENT BOARD AND A SUPERVISORY BOARD.	For	For			Mgmt
	11	ADOPTION OF THE COMPANY S AMENDED BY-LAWS.	For	For			Mgmt
	12	AMENDMENT OF ARTICLE 17 OF THE BY-LAWS ( VOTING RIGHTS ) BY INSERTION OF A FOURTH SUB-PARAGRAPH: ADJUSTMENT OF THE VOTING RIGHTS IN SHAREHOLDERS MEETINGS.	For	Against			Mgmt
	13	DELEGATION OF AUTHORITY TO THE MANAGEMENT BOARD TO ISSUE ORDINARY SHARES OR MARKETABLE SECURITIES GIVING RIGHTS TO SHARES WHICH ARE OR WILL BE ISSUED AS A PART OF A SHARE CAPITAL INCREASE	For	For			Mgmt
	14	DELEGATION OF AUTHORITY TO THE MANAGEMENT BOARD TO ISSUE ORDINARY SHARES OR MARKETABLE SECURITIES GIVING RIGHTS TO SHARES, WHICH ARE OR WILL BE ISSUED AS A PART OF A SHARE CAPITAL INCREASE	For	For			Mgmt
	15	AUTHORIZATION FOR THE MANAGEMENT BOARD TO INCREASE THE NUMBER OF SHARES OR MARKETABLE SECURITIES TO BE ISSUED IN THE EVENT OF AN INCREASE IN THE SHARE CAPITAL.	For	For			Mgmt
	16	DELEGATION OF AUTHORITY TO THE MANAGEMENT BOARD TO INCREASE THE SHARE CAPITAL BY INCORPORATION OF PREMIUMS, RESERVES, INCOME OR OTHER ITEAMS.	For	For			Mgmt
	17	AUTHORIZATION FOR THE MANAGEMENT BOARD TO PROCEED WITH CAPITAL INCREASES RESERVED FOR EMPLOYEES AND PENSION SCHEMES OF THE COMPANY AND COMPANIES IN THE GROUP TAKING PART IN THE GROUP S SAVINGS PLAN	For	For			Mgmt
	18	AUTHORIZATION FOR THE MANAGEMENT BOARD TO GRANT COMPANY STOCK OPTIONS.	For	Against			Mgmt
	19	AUTHORIZATION FOR THE MANAGEMENT BOARD TO GRANT RESTRICTED STOCK FROM TREASURY STOCK OR SHARES TO BE ISSUED.	For	Against			Mgmt
	20	Elect Supervisory Board Member	For	For			Mgmt

05/19/05 - A	Washington Group International Inc *WGII*		938862208		03/31/05		28,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)* /s/ Mark Foster
Mark Foster
President
                Principal Executive Officer

Date   8/5/05
* Print the name and title of each signing officer under his or her signature.